UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

 (Exact name of registrant as specified in charter)

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

1233 Haddonfield – Berlin Road, Suite #7

Voorhees,  NJ 08043

(Address of principal executive offices)(Zip code)

Peter C. Zeuli

Philadelphia Investment Partners, LLC

1233 Haddonfield – Berlin Road, Suite #7

Voorhees,  NJ 08043

 (Name and address of agent for service)

Registrant's telephone number, including area code: (856) 210-6779

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

Ticker: PIPGX

SEMI-ANNUAL REPORT

September 30, 2014

(Unaudited)

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

GRAPHICAL ILLUSTRATION

SEPTEMBER 30, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

Basic Materials
4.00%
Cash Equivalents
1.26%
Consumer Cyclical
7.41%
Consumer Defensive
5.13%
Energy
2.86%
Exchange Traded Funds
21.34%
Financial Services
17.37%
Healthcare
3.15%
Industrials
16.85%
Limited Partnerships
1.85%
Real Estate Investment Trusts
1.95%
Technology
16.83%

Sectors are categorized using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes securities sold short and options written.

Philadelphia Investment Partners New Generation Fund
	Schedule of Investments
	September 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 85.09%

Biotechnology - 2.12%
1,500	Alexion Pharmaceuticals, Inc. (*)(***)	$ 248,730

Business Services - 3.42%
25,000	Western Union Co. ***	401,000

Cigarettes - 1.42%
2,000	Philip Morris International, Inc. ***	166,800

Copper - 4.80%
17,250	Freeport-McMoRan Copper & Gold, Inc. Class B ***	563,213

Commercial Banks, NEC - 1.26%
3,000	Toronto-Dominion Bank ***	148,170

Communication Services, NEC - 0.67%
1,000	Facebook, Inc. Class A *	79,040

Construction Machinery & Equipment - 4.75%
23,750	Manitowoc Co., Inc. (*)(***)	556,938

Crude Petroleum & Natural Gas - 1.90%
2,250	EOG Resources, Inc. ***	222,795

Diversified Investments - 1.57%
1,000	Goldman Sachs Group, Inc. ***	183,570

Farm & Construction Machinery - 2.11%
2,500	Caterpillar, Inc. ***	247,575

Food - Major Diversified - 0.20%
500	Annie's, Inc. (*)(***)	22,950

General Entertainment - 3.46%
350	Priceline.com, Inc. (*)(***)	405,503

Hotels & Motels - 3.18%
6,000	Las Vegas Sands Corp. ***	373,260

Internet Information Providers - 3.51%
700	Google Inc. Class A (*)(***)	411,887

Investment Brokerage-National - 2.13%
7,500	TD Ameritrade Holding Corp. ***	250,275

Major Integrated Oil & Gas - 1.53%
1,500	Chevron Corp. ADR ***	178,980

Management Services - 3.12%
4,500	Accenture PLC Class A (Ireland) ***	365,940

Money Center Banks - 3.88%
4,000	JP Morgan Chase & Co. ***	240,960
3,000	Royal Bank of Canada ***	214,350
		455,310
Personal Computers - 3.01%
3,500	Apple, Inc. ***	352,625

Pharmaceutical Preparations - 1.66%
5,000	Avanir Pharmaceuticals, Inc. *	59,600
2,000	Auxilium Pharmaceuticals Inc. *	59,700
21,500	Rosetta Genomics, Ltd. *	75,465
		194,765
Processed & Packaged Goods - 2.78%
2,500	Keurig Green Mountain, Inc. ***	325,325

Property & Casualty Insurance - 2.68%
3,000	ACE Ltd. ***	314,610

Retail Grocery Stores - 0.65%
2,000	Whole Foods Market, Inc.	76,220

Security Brokers, Dealers & Flotation Companies - 2.66%
12,500	Interactive Brokers Group, Inc. ***	311,875

Semiconductor-Broad Line - 2.97%
4,000	Avago Technologies Ltd. ***	348,000

Services-Computer Integrated Systems Design - 2.26%
6,500	Yahoo! Inc. (*)(***)	264,875

Services-Computer Programming Services - 3.06%
8,000	Cognizant Technology Solutions Corp. Class A (*)(***)	358,160

Services-Prepackaged Software - 1.60%
2,000	Vmware, Inc. (*)(***)	187,680

Shipping - 9.99%
200,000	DryShips, Inc. (*)(***)	494,000
40,000	Ship Finance International Ltd. ***	676,800
		1,170,800
Specialty Eateries - 2.25%
3,500	Starbucks Corp. ***	264,110

Specialty Finance - 0.26%
10,000	Vogogo, Inc. *	30,365

Sporting Goods - 3.12%
7,500	Sturm, Ruger & Co., Inc. ***	365,175

Tobacco - 1.11%
4,000	Japan Tobacco, Inc.	130,377

TOTAL COMMON STOCK (Cost $9,608,823) - 85.09%		$ 9,976,898

EXCHANGE TRADED FUNDS - 25.61%
10,000	IQ Global Agribusiness Small Cap (*)(***)	257,050
6,000	Global X MSCI Argentina ETF *	126,720
10,000	iShares MSCI Germany Index ***	277,000
15,000	iShares MSCI Hong Kong Index ***	304,950
25,000	iShares MSCI Japan ETF ***	294,250
15,000	iShares MSCI Malaysia	231,000
4,000	iShares MSCI Mexico Capped ***	274,920
5,000	iShares MSCI South Africa Index ***	320,700
4,500	Market Vectors TR Russia ETF *	100,665
3,000	Market Vectors Uranium+Nuclear Energy ETF *	152,460
30,000	United States Natural Gas Fund (*)(***)	663,300

TOTAL EXCHANGE TRADED FUNDS (Cost $2,884,223) - 25.61%		$ 3,003,015

LIMITED PARTNERSHIPS - 2.22%
8,250	Blackstone Group L.P. ***	259,710

TOTAL LIMITED PARTNERSHIPS (Cost $262,914) - 2.22%		$ 259,710

REAL ESTATE INVESTMENT TRUSTS - 2.35%
17,500	Invesco Mortgage Capital, Inc. ***	275,100

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $273,963) - 2.35%		$ 275,100

PUT OPTIONS - 2.27% *

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price

	Accenture PLC
3,000	November 2014 Put @ $72.50	870

	ACE Ltd.
2,000	November 2014 Put @ $97.50	1,350

	Apple, Inc.
2,000	December 2014 Put @ $92.50	3,000

	Alexion Pharmaceuticals, Inc.
1,500	November 2014 Put @ $160.00	8,100

	Amazon.com, Inc.
2,700	October 2014 Put @ $295.00	2,565

	Avago Technologies Ltd.
3,000	October 2014 Put @ $65.00	750

	Avago Technologies Ltd.
3,000	October 2014 Put @ $77.50	510

	Blackstone Group L.P.
4,000	December 2014 Put @ $30.00	4,040

	Caterpillar, Inc.
2,000	November 2014 Put @ $97.50	5,280

	Chevron Corp.
1,000	December 2014 Put @ $115.00	2,590

	Cognizant Technology Solutions Corp.
4,500	October 2014 Put @ $42.50	630

	DryShips, Inc.
100,000	December 2014 Put @ $2.50	26,500

	DryShips, Inc.
3,500	December 2014 Put @ $3.00	2,082

	EOG Resources, Inc.
2,000	October 2014 Put @ $97.50	3,700

	Facebook, Inc.
1,000	December 2014 Put @ $67.50	1,070

	Freeport-McMoRan Copper & Gold, Inc.
9,000	November 2014 Put @ $33.00	12,960

	The Goldman Sachs Group, Inc.
700	January 2015 Put @ $155.00	927

	Google, Inc., Class A
400	December 2014 Put @ $565.00	5,660

	Herbalife Ltd.
3,000	November 2014 Put @ $40.00	10,560

	Keurig Green Mountain, Inc.
2,000	December 2014 Put @ $125.00	12,900

	Interactive Brokers Group, Inc.
8,000	December 2014 Put @ $22.00	2,800

	Invesco Mortgage Capital, Inc.
5,000	January 2015 Put @ $16.00	4,625

	iShares MSCI Germany Index Fund
10,000	October 2014 Put @ $28.00	6,000

	iShares MSCI Hong Kong Index Fund
2,000	December 2014 Put @ $20.00	1,200

	iShares MSCI Hong Kong Index Fund
4,000	December 2014 Put @ $21.00	4,680

	iShares MSCI Japan
12,500	January 2015 Put @ $11.00	2,000

	iShares MSCI Malaysia
15,000	October 2014 Put @ $15.00	3,750

	iShares MSCI Mexico Capped
2,000	December 2014 Put @ $67.00	3,200

	iShares MSCI South Africa Index
3,000	October 2014 Put @ $68.00	12,000

	iShares Russell 2000
10,000	February 2015 Put @ $85.00	6,500

	JP Morgan Chase & Co.
2,000	December 2014 Put @ $57.50	2,140

	Las Vegas Sands Corp.
5,000	December 2014 Put @ $60.00	13,000

	The Manitowoc Company, Inc.
7,500	January 2015 Put @ $25.00	20,438

	Market Vectors Russia ETF
1,000	November 2014 Put @ $24.00	1,980

	Priceline.com, Inc.
200	October 2014 Put @ $1,115.00	1,460

	Philip Morris International, Inc.
1,000	December 2014 Put @ $80.00	1,030

	RadioShack Corp.
250,000	October 2014 Put @ $0.50	15,000

	Royal Bank of Canada
2,000	October 2014 Put @ $70.00	700

	Ship Finance International Ltd.
25,000	November 2014 Put @ $17.50	20,625

	SPDR S&P 500 ETF
10,000	March 2015 Put @ $145.00	7,450

	Starbucks Corp.
2,000	January 2015 Put @ $67.50	1,540

	Sturm, Ruger & Co. Inc.
4,000	January 2015 Put @ $45.50	8,760

	The Toronto-Dominion Bank
2,000	January 2015 Put @ $47.50	2,000

	TD Ameritrade Holding Corp.
6,500	November 2014 Put @ $30.00	1,463

	United States Natural Gas Fund
15,000	October 2014 Put @ $20.00	1,350

	VMware, Inc.
1,200	October 2014 Put @ $90.00	984

	The Western Union Co.
15,000	November 2014 Put @ $16.00	8,250

	Whole Foods Market, Inc.
1,000	Januar 2015 Put @ $35.00	1,080

	Yahoo! Inc.
3,000	January 2015 Put @ $37.00	4,020

	Total Put Options (Premiums Paid $284,029) - 2.27%	$ 266,069

CALL OPTIONS - 0.97% *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price

	Alexion Pharmaceuticals, Inc.
1,500	November 2014 Call @ $170.00	10,725

	Alexion Pharmaceuticals, Inc.
1,500	November 2014 Call @ $185.00	4,425

	Amazon.com Inc.
3,000	October 2014 Call @ $360.00	840

	Annie's, Inc.
5,000	December 2014 Call @ $50.00	500

	CenturyLink, Inc.
1,000	January 2015 Call @ $40.00	1,950

	Fortress Investment Group LLC
10,000	January 2015 Call @ $7.82	2,000

	Frontier Communications Corp.
5,000	January 2015 Call @ $7.00	750

	Herbalife Ltd.
3,000	November 2014 Call @ $65.00	780

	iShares MSCI Germany
5,000	October 2014 Call @ $31.00	250

	iShares Russell 2000
5,000	February 2015 Call @ $119.00	7,450

	iShares Russell 2000
10,000	February 2015 Call @ $140.00	400

	Keurig Green Mountain, Inc.
1,000	December 2014 Call @ $105.00	26,975

	Market Vectors Russia ETF
3,000	November 2014 Call @ $23.00	2,250

	Medidata Solutions, Inc.
1,000	October 2014 Call @ $45.00	1,500

	Medidata Solutions, Inc.
1,000	October 2014 Call @ $50.00	300

	RadioShack Corp.
150,000	October 2014 Call @ $2.00	4,500

	RadioShack Corp.
35,000	April 2015 Call @ $1.00	10,850

	Rosetta Genomics, Ltd.
7,500	January 2015 Call @ $5.00	3,750

	Rosetta Genomics, Ltd.
7,500	April 2015 Call @ $5.00	3,563

	SPDR S&P 500 ETF
5,000	December 2014 Call @ $215.00	450

	SPDR S&P 500 ETF
10,000	March 2015 Call @ $235.00	800

	Sturm, Ruger & Co. Inc.
2,500	October 2014 Call @ $52.50	500

	Tesla Motors, Inc.
5,000	December 2014 Call @ $305.00	13,750

	Twitter, Inc.
5,000	December 2014 Call @ $60.00	9,500

	United States Natural Gas ETF
6,500	October 2014 Call @ $22.00	4,290

	Vanguard FTSE Europe ETF
7,500	December 2014 Call @ $61.00	750

	Windstream Holdings, Inc.
2,500	January 2015 Call @ $12.00	312

	Total Call Options (Premiums Paid $258,752) - 0.97%	$ 114,110

SHORT-TERM INVESTMENT - 1.51%
177,154	Invesco Stit Liquid Assets Priv#1915 0.01% **	177,154
TOTAL SHORT-TERM INVESTMENT (Cost $177,154) - 1.51%		177,154

TOTAL INVESTMENTS (Cost $13,749,858) - 120.02%		$ 14,072,056

LIABILITIES IN EXCESS OF OTHER ASSETS - (20.02)%		(2,347,629)

NET ASSETS - 100.00%		$ 11,724,427

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the yield at September 30, 2014.
*** All or a portion of the security is being held as collateral for securities sold short and written options at September 30, 2014.
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
	Schedule of Securities Sold Short
	September 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK

Motor Vehicles & Passenger Car Bodies
25,000	Fortress Investment Group, LLC	$ 172,000
1,500	Tesla Motors, Inc. *	364,020
10,000	Twitter, Inc. *	515,800

TOTAL COMMON STOCK (Proceeds $1,060,274)		$ 1,051,820

EXCHANGE TRADED FUNDS
7,500	iShares Russell 2000	$ 820,125
8,700	SPDR S&P 500 ETF	1,714,074
27,000	Vanguard MSCI Europe ETF	1,490,940

TOTAL EXCHANGE TRADED FUNDS (Proceeds $4,008,977)		$ 4,025,139

TOTAL SECURITIES SOLD SHORT (Total Proceeds $5,069,251)		$ 5,076,959

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Schedule of Options Written
September 30, 2014 (Unaudited)

	CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Apple Inc.
3,500	October 2014 Call @ $105.00	$ 1,365

	ACE Ltd.
4,000	November 2014 Call @ $110.00	2,600

	Accenture Plc.
3,500	November 2014 Call @ $85.00	1,225

	Alexion Pharmaceuticals, Inc.
1,000	November 2014 Call @ $175.00	5,500

	Alexion Pharmaceuticals, Inc.
1,000	November 2014 Call @ $180.00	4,150

	Amazon.com Inc.
3,000	October 2014 Call @ $375.00	300

	Avago Technologies Ltd.
3,000	October 2014 Call @ $90.00	2,730

	Avanir Pharmaceuticals, Inc.
2,500	December 2014 Call @ $12.00	4,775

	Blackstone Group L.P.
5,000	December 2014 Call @ $35.00	1,550

	Blackstone Group L.P.
3,000	December 2014 Call @ $36.00	750

	Caterpillar Inc.
2,500	November 2014 Call @ $115.00	300

	Chevron Corp.
400	December 2014 Call @ $125.00	508

	Chevron Corp.
400	December 2014 Call @ $130.00	188

	Cognizant Technology Solutions Corp.
6,000	October 2014 Call @ $47.50	600

	DryShips, Inc.
53,500	December 2014 Call @ $3.50	2,675

	DryShips, Inc.
50,000	December 2014 Call @ $4.00	2,000

	EOG Resources, Inc.
2,300	October 2014 Call @ $115.00	299

	iShares MSCI Germany
5,000	October 2014 Call @ $34.00	250

	iShares MSCI Japan
5,000	January 2015 Call @ $12.00	1,200

	iShares MSCI Mexico Capped
2,000	December 2014 Call @ $74.00	410

	iShares MSCI South Africa
4,000	October 2014 Call @ $75.00	1,000

	Facebook, Inc.
1,000	December 2014 Call @ $80.00	4,480

	Fortress Investment Group LLC
20,700	December 2014 Call @ $7.82	2,070

	Freeport-McMoRan Inc.
17,000	November 2014 Call @ $39.00	850

	Keurig Green Mountain, Inc.
1,000	December 2014 Call @ $125.00	11,700

	Keurig Green Mountain, Inc.
1,000	December 2014 Call @ $130.00	8,990

	Keurig Green Mountain, Inc.
1,500	December 2014 Call @ $135.00	11,325

	The Goldman Sachs Group, Inc.
500	October 2014 Call @ $175.00	4,750

	The Goldman Sachs Group, Inc.
500	January 2015 Call @ $185.00	3,150

	Google Inc.
400	December 2014 Call @ $620.00	4,760

	Herbalife Ltd.
3,000	November 2014 Call @ $75.00	390

	Interactive Brokers Group, Inc.
8,000	December 2014 Call @ $25.00	9,000

	Invesco Mortgage Capital Inc.
5,000	January 2015 Call @ $18.00	500

	JPMorgan Chase & Co.
2,000	December 2014 Call @ $62.50	1,880

	Las Vegas Sands Corp.
2,500	December 2014 Call @ $67.50	3,750

	Las Vegas Sands Corp.
3,000	December 2014 Call @ $77.50	660

	The Manitowoc Company, Inc.
10,000	January 2015 Call @ $30.00	2,500

	Market Vectors Russia ETF
1,500	November 2014 Call @ $26.00	180

	The Priceline Group Inc.
200	October 2014 Call @ $1,260.00	220

	Philip Morris International, Inc.
1,500	December 2014 Call @ $87.50	945

	Philip Morris International, Inc.
500	December 2014 Call @ $92.50	65

	Royal Bank of Canada
2,000	October 2014 Call @ $75.00	200

	Ship Finance International Limited
27,500	November 2014 Call @ $20.00	2,750

	Starbucks Corp.
2,000	January 2015 Call @ $82.50	1,500

	Sturm, Ruger & Co. Inc.
4,500	October 2014 Call @ $57.50	900

	Sturm, Ruger & Co. Inc.
4,000	January 2015 Call @ $55.50	3,300

	TD Ameritrade Holding Corp.
10,000	November 2014 Call @ $34.00	8,000

	TD Ameritrade Holding Corp.
400	November 2014 Call @ $35.00	160

	Tesla Motors, Inc.
5,000	December 2014 Call @ $280.00	29,500

	The Toronto-Dominion Bank
2,500	January 2015 Call @ $55.00	313

	United States Natural Gas ETF
22,500	October 2014 Call @ $24.00	2,475

	VMware, Inc.
1,500	October 2014 Call @ $105.00	225

	The Western Union Company
17,500	November 2014 Call @ $18.00	1,050

	Whole Foods Market, Inc.
1,000	January 2015 Call @ $44.00	650

	Yahoo! Inc.
4,000	October 2014 Call @ $41.00	4,120

	Total Call Options Written (Premiums Received $339,502)	$ 161,683

	PUT OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	Alexion Pharmaceuticals, Inc.
3,000	November 2014 Put @ $145.00	$ 5,250

	Amazon.com, Inc.
1,500	October 2014 Put @ $310.00	4,245

	Herbalife Ltd.
3,000	November 2014 Put @ $60.00	55,260

	iShares MSCI Germany
6,500	October 2014 Put @ $30.00	14,625

	iShares MSCI Malaysia
7,500	October 2014 Put @ $16.00	6,000

	iShares MSCI South Africa Index
500	October 2014 Put @ $70.00	2,925

	iShares Russell 2000
5,000	February 2015 Put @ $98.00	11,800

	Radio Shack Corp.
250,000	October 2014 Put @ $1.00	57,500

	SPDR S&P 500 ETF
5,000	December 2014 Put @ $175.00	6,050

	Twitter, Inc.
3,000	December 2014 Put @ $37.00	1,545

	Vanguard FTSE Europe ETF
7,500	December 2014 Put @ $51.00	3,450

	Total Put Options Written (Premiums Received $136,133)	$ 168,650

TOTAL WRITTEN OPTIONS (Premium Received $475,635)		$ 330,333

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Statement of Assets and Liabilities
September 30, 2014 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $13,749,858)	$ 14,072,056
Cash held at Broker for Securities Sold Short	3,104,451
Receivables:
Dividends and Interest	29,694
Shareholder Subscriptions	3,500
Portfolio Securities Sold	223,181
Prepaid Expenses	2,299
Total Assets	17,435,181
Liabilities:
Options Written, at Value (Premium Received $475,635)	330,333
Securities Sold Short, at Value (Proceeds $5,069,251)	5,076,959
Payables:
Due to Adviser	3,093
Trustee Fees	6,438
Portfolio Securities Purchased	238,485
Accrued Expenses	55,446
Total Liabilities	5,710,754
Net Assets	$ 11,724,427

Net Assets Consist of:
Paid In Capital	$ 11,781,932
Accumulated Net Investment Loss	(51,899)
Accumulated Realized Loss on Investments	(465,398)
Unrealized Appreciation in Value of Investments	459,792
Net Assets	$ 11,724,427

Shares Outstanding (Unlimited number of shares authorized, no par value)	842,958

Net Asset Value and Redemption Price Per Share	$ 13.91

Maximum Offering Price Per Share ($13.91/0.9525)	$ 14.60

Short-Term Redemption Price Per Share ($13.91 x 0.98) *	$ 13.63

* The Fund will impose a 2.00% redemption fee on shares redeemed within 60 days of purchase.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Statement of Operations
For the Six Months Ended September 30, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign tax withheld of $1,674)	$ 158,000
Total Investment Income	158,000

Expenses:
Advisory Fees (Note 4)	89,904
Transfer Agent & Accounting Fees	16,443
Administrative Fees	3,001
Shareholder Service Fees (Note 6)	15,085
Compliance Fees	2,999
Registration Fees	974
Audit Fees	11,021
Legal Fees	12,641
Insurance Fees	7,174
Miscellaneous Fees	3,262
Custodial Fees	2,999
Trustee Fees	2,406
Printing and Mailing	501
Interest Expense	35,569
Dividends on Securities Sold Short	47,546
Total Expenses	251,525
Fees Waived and Reimbursed by the Advisor (Note 4)	(50,156)
Net Expenses	201,369

Net Investment Loss	(43,369)

Realized Gain/(Loss) on:
Investments in Securities	250,993
Investments in Options	(650,765)
Options Written	616,834
Securities Sold Short	(428,099)
Commission Recapture	54,986
Net Realized Loss on Investments, Options, Commission Recapture, and Securities Sold Short	(156,051)

Change in Unrealized Appreciation/(Depreciation) on:
Investments in Securities	(466,368)
Investments in Options	(158,171)
Options Written	121,196
Securities Sold Short	425,599
Net Change in Unrealized Appreciation	(77,744)

Net Realized and Unrealized Loss on Investments	(233,795)

Net Decrease in Net Assets Resulting from Operations	$ (277,164)

The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	9/30/2014	3/31/2014
Increase/(Decrease) in Net Assets From Operations:
Net Investment Loss	$ (43,369)	$ (60,921)
Net Realized Gain on Investments in Securities	250,993	1,462,607
Net Realized Loss on Investments in Options	(650,765)	(776,399)
Net Realized Gain/(Loss) on Options Written	616,834	(447,617)
Net Realized Gain/(Loss) on Securities Sold Short	(428,099)	453,740
Commission Recapture	54,986	-
Capital Gain Distributions from Investment Companies	-	927
Change in Unrealized Appreciation/(Depreciation) on Investments in Securities	(466,368)	148,123
Change in Unrealized Appreciation/(Depreciation) on Investments in Options	(158,171)	34,543
Change in Unrealized Appreciation/(Depreciation) on Options Written	121,196	(18,293)
Change in Unrealized Appreciation/(Depreciation) on Securities Sold Short	425,599	(75,220)
Net Increase (Decrease) in Net Assets Resulting from Operations	(277,164)	721,490

Distributions to Shareholders:
Realized Gains	-	(884,947)
Distributions from Paid in Capital	-	(399,697)
Total Distributions Paid to Shareholders	-	(1,284,644)

Capital Share Transactions (Note 7)	464,779	3,292,431

Total Increase in Net Assets	187,615	2,729,277

Net Assets:
Beginning of Period	11,536,812	8,807,535

End of Period (including accumulated undistributed net investment	$ 11,724,427	$ 11,536,812
Loss of $(51,899) and ($8,530), respectively).

The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Financial Highlights
Selected data for a share outstanding throughout each period presented.

	(Unaudited)
	Six Months
	Ended		Years Ended		Period Ended	(a)
	9/30/2014		3/31/2014	3/31/2013	3/31/2012

Net Asset Value, at Beginning of Period	$ 14.27		$ 15.01	$ 15.58	$ 15.00

From Investment Operations:
Net Investment Loss *	(0.05)		(0.09)	(0.12)	(0.09)
Net Realized and Unrealized Gain on Investments	(0.31)		1.19	0.34	0.67
Total from Investment Operations	(0.36)		1.10	0.22	0.58

Distributions:
Realized Gains	-		(1.27)	(0.79)	-
Paid in Capital	-		(0.57)	-	-
Total from Distributions	-		(1.84)	(0.79)	-

Net Asset Value, at End of Period	$ 13.91		$ 14.27	$ 15.01	$ 15.58

Total Return **	(2.52)%	(b)	7.34%	1.59%	3.87%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,724		$ 11,537	$ 8,808	$ 7,557
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets	4.17%	***	4.52%	5.46%	6.80%	***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	2.79%	***	3.04%	3.93%	5.71%	***
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets	3.34%	***	3.21%	3.49%	3.05%	***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	1.96%	***	1.73%	1.96%	1.96%	***
Ratio of Net Investment Loss to Average Net Assets	(0.72)%	***	(0.59)%	(0.78)%	(0.78)%	***
Portfolio Turnover	96.98%	(b)	334.78%	91.43%	120.12%	(b)

(a) For the period June 8, 2011 (commenced operations) through March 31, 2012
(b) Not Annualized for periods less than one year.
* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

NOTE 1. ORGANIZATION

Philadelphia Investment Partners New Generation Fund (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest (the “Shares”) with no par value. Shares of the Trust may be offered in one or more classes or series. The Trust currently offers Shares of one diversified portfolio, also named Philadelphia Investment Partners New Generation Fund (the “Fund”).

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies.

The Board of Trustees (the “Board”) is authorized to engage an investment advisor and it has selected Philadelphia Investment Partners, LLC (the “Investment Advisor”) to manage the Fund’s portfolio and operations, pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). The Investment Advisor is a New Jersey limited liability company that is registered as an investment advisor under the Investment Advisors Act of 1940, as amended. Under the Investment Advisory Agreement, the Investment Advisor provides investment advisory services to the Fund, including the day-to-day management of the Fund’s investments subject to the ultimate supervision of the Board.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. Exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects any risk of loss to be remote.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America.

Use of Estimates- The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences may be significant.

Security Valuation- The Fund’s securities, including short positions, are valued at current market prices.  Investments in securities traded on a principal exchange (U. S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask price on the valuation date.  Securities for which market values are not readily available, or for which the Investment Advisor believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), are valued by the Investment Advisor at their fair values pursuant to guidelines established by the Board, and under the ultimate oversight of the Board.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost.

Options and futures contracts traded on a securities exchange or board of trade generally are valued at the last reported sales price or, in the absence of a sale, at the closing mid-market price on the principal exchange where they are traded.  Options on indices are valued at the closing mid-market price.  If such prices are not available, options and futures contracts are valued by the Investment Advisor, pursuant to guidelines established by the Board and under the ultimate oversight of the Board, at their fair values based on quotations from dealers, and if such quotations are not available, based on factors in the markets where such securities and derivatives trade, such as security and bond prices, and interest rates.

In accordance with the Trust’s good faith pricing guidelines, the Investment Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Investment Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Share Valuation- The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

Security Transaction Timing- Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. The Fund uses the first in first out method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities.

Redemption Fee – To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Fund will impose a redemption fee of 2.00% of the total redemption amount (calculated at fair value) if shares are redeemed within 60 days of initial purchase. Redemption fees are retained by the Fund. There were $119 in redemption fees collected for the Fund during the six months ended September 30, 2014.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Income Taxes- The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the six months ended September 30, 2014, related to uncertain tax positions expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the six months ended September 30, 2014, the Fund did not incur any interest or penalties.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

Commission Recapture:  The Fund executed trades with a certain broker pursuant to a commission recapture agreement under which certain Fund expenses could be paid by such broker or rebates could be given to the Fund. For the six months ended September 30, 2014, the amount received by the Fund under this arrangement was $54,986.

NOTE 3. SECURITY VALUATIONS

The Fund's securities are recorded at their fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs used to value the Fund’s assets measured at fair value as of September 30, 2014 is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Financial Instruments—Assets
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,976,898	$ -	$ -	$ 9,976,898
Exchange Traded Funds	3,003,015	-	-	3,003,015
Limited Partnerships	259,710	-	-	259,710
Real Estate Investment Trusts	275,100	-	-	275,100
Put Options Purchased	266,069	-	-	266,069
Call Options Purchased	114,110	-	-	114,110
Short-Term Investment	177,154	-	-	177,154
Total	$14,072,056	$ -	$ -	$14,072,056

	Financial Instruments—Liabilities
Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$ (1,051,820)	$ -	$ -	$ (1,051,820)
Exchange Traded Funds	(4,025,139)	-	-	(4,025,139)
Call Options Written	(161,683)	-	-	(161,683)
Put Options Written	(168,650)	-	-	(168,650)
Total	$ (5,407,292)	$ -	$ -	$ (5,407,292)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the six months ended September 30, 2014. There were no transfers into or out of Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has an Investment Advisory Agreement with the Investment Advisor to furnish investment advisory and management services to the Fund. For its services, the Fund will pay the Investment Advisor an investment advisory fee, computed daily and payable monthly (in arrears) at an annual rate of 1.49% of the average daily net assets held in the Fund.

In the interest of limiting Fund expenses, the Investment Advisor has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Investment Advisor has agreed to reduce its fees and/or reimburse expenses in order to limit the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, acquired fund fees and expenses, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.96% of the Fund’s average net assets. To the extent that the Fund incurs any excluded expenses (e.g., dividend expenses on securities sold short and interest expenses on borrowings), the net expenses will exceed 1.96%. This expense limitation agreement will have a term ending October 1, 2015. To the extent that the Investment Advisor reduces its fees and/or reimburses expenses to satisfy the expense limitation, it may seek repayment of a portion or all of such amounts at any time within three years after such amounts were reduced or reimbursed, subject to the 1.96% expense cap. Any such recoupment by the Investment Advisor is subject to approval by the Board. This expense limitation agreement may be terminated prior to October 1, 2015 only with the consent of the Board. For the six months ended September 30, 2014, the Fund incurred advisory fees of $89,904, and the Advisor reduced its fees and reimbursed expenses in the amount of $50,156.  As of September 30, 2014, the Fund owed the Investment Advisor $3,093.

As of March 31, 2014, the following is subject to repayment by the Fund to the Investment Advisor pursuant to the expense limitation agreement:

Fiscal Year Ended	Recoverable Through	Fund
March 31, 2012	March 31, 2015	$131,463
March 31, 2013	March 31, 2016	$148,967
March 31, 2014	March 31, 2017	$110,625

Rafferty Capital Markets, LLC (“Rafferty”) will serve as the Fund’s primary underwriter and distributor of its Shares pursuant to an Underwriting Agreement with the Trust.  Rafferty serves for the limited purpose of acting as statutory underwriter to facilitate the distribution of Shares of the Fund.  For its services as the principal underwriter to the Fund, Rafferty is entitled to be paid an annual fixed fee of $11,000 by the Fund, and to retain the portion of the underwriting concession that is not re-allowed to selling brokers.  Rafferty may receive brokerage commissions for the sale of Fund Shares.  Rafferty may also receive out-of-pocket expenses and fees for tasks such as advertising review and supervising Trust personnel who may be registered persons.  Currently, one Trust Officer, Joseph B. Duncan, is also a registered person with Rafferty.  During the six months ended September 30, 2014, the Fund charged a maximum front-end sales charge of 4.75%. There were no aggregate underwriter concessions on all sales of Fund Shares during the six months ended September 30, 2014.  For the six months ended September 30, 2014, Rafferty did not receive a payment in sales commissions for the sale of Fund Shares.  On October 14, 2014, the maximum front-end sales charge was terminated, and the Fund no longer charges a maximum front-end sales charge.

NOTE 5. TRUSTEES’ FEES

The Trust does not pay its Independent Trustees, as that term is defined in the 1940 Act (the “Independent Trustees”), an annual retainer but does pay them a fee of $250 per meeting attended and reimburses them for their travel and incidental expenses incurred by them in connection with their attendance at Board meetings.  The Trustees and Officers of the Trust who are officers and employees of the Investment Advisor do not receive compensation from the Trust for their services and are paid for their services by the Investment Advisor.  The Trust’s Chief Compliance Officer is not an officer or employee of the Investment Advisor and is compensated directly by the Fund for his services.

NOTE 6. SHAREHOLDER SERVICE FEES

The Trust has adopted a Shareholder Services Plan that provides that the Fund may pay financial intermediaries and the Investment Advisor for shareholder services in an annual amount not to exceed 0.25% based on average daily net assets. The Shareholder Services Plan is not adopted pursuant to the Rule 12b-1 under the 1940 Act, and the fee under the Shareholder Services Plan is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority.  For the six months ended September 30, 2014, the Fund incurred shareholder servicing fees of $15,085.

NOTE 7. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at September 30, 2014, was $11,781,932 representing 842,958 shares outstanding.

Transactions in capital stock were as follows:

	Six Months Ended September 30, 2014		Year Ended March 31, 2014
	Shares	Capital	Shares	Capital
Shares sold	99,310	$ 1,378,308	183,336	$ 2,775,509
Shares reinvested	-	-	90,087	1,284,644
Shares redeemed	(65,068)	(913,529)	(51,303)	(767,722)
Net Increase	34,242	$ 464,779	222,120	$ 3,292,431

There was $119 in redemption fees collected for the Fund during the six months ended September 30, 2014.

NOTE 8. OPTIONS

Transactions in written options during the six months ended September 30, 2014, were as follows:

	Number of	Premiums Received
	Contracts
Options outstanding at March 31, 2014	1,727	$ 291,518
Options written	17,951	2,076,377
Options exercised	(467)	(39,332)
Options expired	(6,573)	(588,716)
Options terminated in closing purchase transaction	(6,255)	(1,264,212)
Options outstanding at September 30, 2014	6,383	$ 475,635

Transactions in purchased options during the six months ended September 30, 2014, were as follows:

	Number of	Premiums Paid
	Contracts
Options outstanding at March 31, 2014	5,154	$ 348,858
Options purchased	27,843	1,681,793
Options exercised	(300)	(21,428)
Options expired	(14,190)	(641,348)
Options terminated in closing sale transaction	(9,755)	(825,094)
Options outstanding at September 30, 2014	8,752	$ 542,781

The location on the statement of assets and liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Financial Investment Type		Location
	Asset Derivatives
Investments in Securities	$380,179	Investments in Securities, at Value

	Liability Derivatives
Options Written	($330,333)	Options Written, at Value

All derivatives held during the year contained equity risk exposure. Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended September 30, 2014, by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Change in Unrealized Gain/(Loss)
Investment in Options	Realized Loss on Investments in Options	($650,765)	Change in Unrealized Depreciation on Investments in Options	($158,171)
Options Written	Realized Gain on Options Written	$616,834	Change in Unrealized Depreciation Options Written	$121,196

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Advisor makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

The options outstanding as of September 30, 2014 as disclosed in the Notes to the Financial Statements, and the amounts of realized and changes in unrealized gains and losses on options during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of option activity for the Fund.

NOTE 9. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2014, purchases and sales of investment securities other than U.S. Government obligations, short-term investments, options, and securities sold short aggregated $13,048,022 and $12,781,804, respectively. Purchases and sales of securities sold short aggregated $2,849,807 and $4,185,141, respectively. Purchases and sales of options aggregated $1,673,115 and $837,105, respectively.  Purchases and sales of options written aggregated $1,275,326 and $2,076,377, respectively.

NOTE 10. TAX MATTERS

For the six months ended September 30, 2014, the Fund did not make any distributions.

For the year ended March 31, 2014, the Fund paid a short-term capital gain distribution of $264,128, a long-term capital gain distribution of $620,819, and a distribution from paid in capital of $399,697.

At March 31, 2014, the components of distributable earnings on a tax basis were as follows:

Other Book/Tax Differences	$(22,744)
Unrealized appreciation on value of investments	242,403
Total accumulated earnings	$219,659

At March 31, 2014, the cost of investments for federal income tax purposes was $9,526,323 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,209,622
Unrealized depreciation	(967,219)
Net unrealized appreciation *	$ 242,403

* The difference between book-basis unrealized appreciation is attributable primarily to tax deferral of losses on wash sales and straddles and mark to market on 1256 contracts.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal and state tax returns for the prior three fiscal years (2012-2013) remain subject to examination by the Internal Revenue Service.

NOTE 11. CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2014, Charles Schwab & Co., in omnibus accounts, in aggregate, owned approximately 99.49% of the Fund and may be deemed to control the Fund.

NOTE 12. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Effective October 14, 2014, the Fund elected to terminate the 4.75% maximum front-end sales charge.  As of October 14, 2014, the Fund will no longer charge a maximum front-end sales charge.  Please refer to the supplement of the Prospectus and Statement of Additional Information that was filed with the Securities and Exchange Commission on October 14, 2014.

Philadelphia Investment Partners New Generation Fund Expense Illustration

September 30, 2014 (Unaudited)

Expense Example

As a shareholder of the Philadelphia Investment Partners New Generation Fund (the "Fund"), you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2014 through September 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2014	September 30, 2014	April 1, 2014 to September 30, 2014

Actual	$1,000.00	$974.77	$16.53
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.32	$16.82

* Expenses are equal to the Fund's annualized expense ratio of 3.34%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2014 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on August 29, 2011. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-899-8344, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-888-899-8344 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-888-899-8344 to request a copy of the SAI or to make shareholder inquiries.

Advisory Agreement Renewal– At a meeting held on September 15, 2014, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement between the Fund and Philadelphia Investment Partners, LLC (the “Adviser”).  The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of the continuation.

Independent counsel first discussed the fiduciary duties of the Board relating to the renewal of an investment advisory agreement.  Independent counsel then referred the Trustees to the Adviser’s responses to a questionnaire requesting information for purposes of evaluating the renewal of the Investment Advisory Agreement (the “Adviser Questionnaire Responses” or the “Responses”), and reviewed the Responses with the Trustees.  The Adviser Questionnaire Responses provided to the Board contained detailed information concerning the Adviser and the Investment Advisory Agreement renewal, including:  (i) information on the Adviser’s business and services; (ii) information concerning the employees of the Adviser who service the Fund; (iii) information on the Adviser’s investment process; (iv) performance information comparing the Fund to other similar mutual funds; (v) information on the Adviser’s trading and brokerage practices; (vi) information concerning investment advisory fees; (vii) information concerning the Fund’s Expense Limitation and Reimbursement Agreement; (viii) information concerning other fees eligible to be earned by the Adviser with respect to its relationship with the Fund, such as shareholder servicing fees; (ix) information concerning investment advisory fees and total operating expenses as a percentage of net assets paid by the Fund and other similar mutual funds; and (x) other information concerning the Adviser, such as information concerning its compliance procedures and code of ethics.

A discussion ensued concerning the renewal of the Investment Advisory Agreement, which focused on the Trustees’ consideration of the following: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund’s shareholders.  A representative of the Adviser reviewed the services provided by the Adviser to the Fund and reported that there were no material changes in the structure or relationships of the Adviser.  He next reviewed with the Trustees the average total returns of the Fund through June 30, 2014 for one year and since inception (June 8, 2011) in comparison with the returns for the S&P 500 Index and the Morningstar Long/Short fund category, and the expense ratios and management fees of the Fund in comparison with a peer group of funds in the Morningstar Long/Short fund category.

The Trustees considered the responsibilities of the Adviser under the Investment Advisory Agreement, noting that the Adviser is responsible for providing the Fund with investment research and advice, and determining the securities to be purchased and sold in accordance with the investment objective and policies of the Fund.  They discussed the consistency of the Adviser’s services to the Fund, noting that no material changes were expected in the level of service.  The Trustees also considered the quality of administrative and other services provided to the Trust, and the Adviser’s role in coordinating such services.  Based on this review, the Trustees concluded that the range and quality of services to be provided by the Adviser to the Fund were appropriate and continued to support their original selection of the Adviser.

The Trustees then considered the investment performance of the Fund as compared to the S&P 500 index and the Morningstar Long/Short fund category.  The representative of the Adviser indicated that he believes the Morningstar Long/Short category is the better comparison, as the S&P 500 is a long-only index and will outperform significantly in strong equity markets.  The other Trustees agreed that the Morningstar category was the more appropriate comparison, particularly in the market environment that has prevailed since the inception of the Fund.

The Trustees next considered the Fund’s management fee and net expense ratio (after fee waivers) in comparison with a peer group of funds selected from the Morningstar category with similar allocation type and assets under management.  The Trustees observed that the Fund’s management fee was the same as the peer group average and the Fund’s net expense ratio (after fee waiver) was slightly higher than the peer group average.  Independent counsel commented that all of the funds in the peer group had substantially more assets than the Fund, which would give them the benefit of economies of scale.

The Trustees then reviewed the Adviser’s analysis of its profitability from the Investment Advisory Agreement.  Independent counsel reviewed with the Trustees information from a 2011 Lipper profitability analysis of 26 investment managers comprising nearly one quarter of total investment company assets, giving median (and the range of) profitability margins, with and without distribution and marketing expenses.  The Trustees remarked that the Adviser’s level of profitability was below the median profit margins reported in the Lipper analysis, and therefore concluded that the Adviser’s profitability was in the acceptable range.

The Trustees then considered the ancillary benefits that the Adviser may receive with regard to providing services to the Fund and concluded, in light of the amounts involved, these benefits are only secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund.  The Trustees then considered economies of scale, noting that at the present time the Fund has not realized any significant economies of scale and that the Adviser was waiving a significant portion of its advisory fees.  They observed that, as the Fund continues to grow in assets, this fact will become relevant to their consideration process and it may become necessary at some future point for the Adviser to consider adding breakpoints to the agreement.

The Independent Trustees then discussed the proposed continuance of the Investment Advisory Agreement in executive session with independent counsel, at which no representative of the Adviser was present.  After the representative of the Adviser returned to the meeting, the Trustees indicated that it was their consensus that the information presented and the discussion of the information were adequate for making a determination regarding renewal of the Investment Advisory Agreement.  As to the nature, extent and quality of services provided by the Adviser, the Trustees expressed their common opinion that the Adviser provides excellent services to the Fund and that the extent of the services is consistent with the Board’s expectations.  They complimented the Adviser on outperforming the Morningstar Long/Short fund category average over the one year and since inception periods.  The Trustees then concluded that, based on their review of the fees and overall expenses comparison, as well as all information relating to the profitability of the Adviser, that the management fees were reasonable and that the arrangements were not generating excessive profits to the Adviser.

After further discussion, and based upon all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees unanimously determined that the continuation of the Investment Advisory Agreement for an additional year was in the best interest of the Fund and its shareholders.

INVESTMENT ADVISOR

Philadelphia Investments Partners, LLC

1233 Haddonfield-Berlin Road, Suite 7

Voorhees, NJ  08043

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

CUSTODIAN

Union Bank

350 California Street

San Francisco, CA  94104

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6.  Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not yet applicable.

Item 9.  Purchase of Equity Securities By Closed End Management Investment Company and Affiliates.  Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By /s/Peter C. Zeuli

*Peter C. Zeuli

Trustee, Chief Executive Officer, and Chief Financial Officer

Date December 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Peter C. Zeuli

*Peter C. Zeuli

Trustee, Chief Executive Officer, and Chief Financial Officer

Date December 9, 2014

* Print the name and title of each signing officer under his or her signature.